NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED MARCH 21, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

1.	The description of the Redemption Fee in the “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund—Shareholder Fees” section is revised to reflect that such fee is applicable to Fund shares redeemed or exchanged within 90 days of acquisition.